Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of operating segments	The results from operations for these reportable operating segments are summarized in the following tables:

Year ended December 31, 2024
(in millions of U.S. dollars)	Rainy River	New Afton	Other(1)	Total
OPERATING SEGMENT RESULTS
Gold revenues	551.1	156.6	—	707.7
Copper revenues	—	198.5	—	198.5
Silver revenues	14.7	3.6	—	18.3
Total revenues(2)	565.8	358.7	—	924.5
Operating expenses	275.6	160.7	—	436.3
Depreciation and depletion	175.4	72.1	—	247.5
Revenue less cost of goods sold	114.8	125.9	—	240.7
Corporate administration	—	—	24.9	24.9
Share-based payment expenses	—	—	13.7	13.7
Exploration and business development(3)	9.1	12.7	(2.0)	19.8
Earnings (loss) from operations	105.7	113.2	(36.6)	182.3
Finance income				6.9
Finance costs				(17.1)
Other losses				(88.9)
Income before taxes				83.2
1.Other includes corporate balances and CSP.
2.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2024.
3.Exploration and business development in Other includes BC Exploration tax credits of $3.2 million received in the year ended December 31, 2024.

Year ended December 31, 2023
(in millions of U.S. dollars)	Rainy River	New Afton	Other(1)	Total
OPERATING SEGMENT RESULTS
Gold revenues	494.3	118.4	—	612.7
Copper revenues	—	160.3	—	160.3
Silver revenues	11.1	2.4	—	13.5
Total revenues(2)	505.4	281.1	—	786.5
Operating expenses	284.7	165.7	—	450.4
Depreciation and depletion	166.9	67.3	—	234.2
Revenue less cost of goods sold	53.8	48.1	—	101.9
Corporate administration	—	—	24.5	24.5
Share-based payment expenses	—	—	5.4	5.4
Exploration and business development	0.2	9.2	0.8	10.2
Earnings (loss) from operations	53.6	38.9	(30.7)	61.8
Finance income				7.5
Finance costs				(13.2)
Other losses				(115.3)
Income before taxes				(59.2)
1.Other includes corporate balances and Cerro San Pedro.
2.Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2023

Schedule of segmented assets and liabilities
The following table presents the segmented assets and liabilities:

		Total assets	Total liabilities		Capital expenditures(1)
	As at December 31	As at December 31	As at December 31	As at December 31	Year ended December 31
(in millions of U.S. dollars)	2024	2023	2024	2023	2024	2023
SEGMENTED ASSETS AND LIABILITIES
Rainy River	985.9	1,015.4	361.1	357.1	131.1	120.6
New Afton	923.1	1,101.1	147.1	708.0	139.9	145.1
Other (2)	94.8	169.5	443.2	431.7	0.1	0.2
Total segmented assets, liabilities and capital expenditures	2,003.8	2,286.0	951.5	1,496.8	271.1	265.9
1.Capital expenditures per consolidated statement of cash flows.
2.Other includes corporate balances and Cerro San Pedro.

Schedule of Information about major customers
The following table presents sales to individual customers exceeding 10% of annual sales. The following four customers represent 90.0% (2023 – five customers representing 91.6%) of the Company’s sales revenue for the year ended December 31, 2024.

		Year ended December 31
(in millions of U.S. dollars)		2024
CUSTOMER	REPORTING SEGMENT
1	Rainy River	324.1
2	Rainy River	241.3
3	New Afton	167.1
4	New Afton	99.9
Total sales to customers exceeding 10% of annual sales		832.4

		Year ended December 31
(in millions of U.S. dollars)		2023
CUSTOMER	REPORTING SEGMENT
1	Rainy River	206.0
2	Rainy River	198.6
3	New Afton	125.7
4	Rainy River	99.3
5	New Afton	91.1
Total sales to customers exceeding 10% of annual sales		720.7